Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
Goodwill [Line Items]
Gross Amount, Balance at beginning of period	40,235,526	40,748,074	$ 1,606,916
Gross Amount, Write-off fully impaired goodwill	(30,199,751)
Accumulated Impairment Loss, Write-off fully impaired goodwill	30,199,751
Translation difference	(24,528)	(512,548)
Gross Amount, Balance at end of period	10,011,247	40,235,526	1,606,916
Accumulated Impairment Loss, Balance at beginning of period	(30,199,751)	(30,199,751)	0
Net Amount, Write-off fully impaired goodwill	0
Accumulated Impairment Loss, Balance at end of period	0	(30,199,751)	0
Net Amount, Balance at beginning of period	10,035,775	10,548,323	1,606,916
Translation difference	(24,528)	(512,548)
Net Amount, Balance at end of period	10,011,247	10,035,775	$ 1,606,916